Average Annual Total Returns - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2022
Fidelity Advisor International Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.03%
Past 5 years	5.35%
Past 10 years	5.58%
Fidelity Advisor International Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.26%
Past 5 years	4.88%
Past 10 years	5.11%
Fidelity Advisor International Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.74%
Past 5 years	4.26%
Past 10 years	4.52%
Fidelity Advisor International Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.69%
Past 5 years	5.79%
Past 10 years	5.55%
Fidelity Advisor International Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.22%
Past 5 years	5.55%
Past 10 years	5.54%
Fidelity Advisor International Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.96%
Past 5 years	6.91%
Past 10 years	6.51%
Fidelity Advisor International Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.99%
Since Inception	6.01%	[1]
MS158
Average Annual Return:
Past 1 year	11.18%
Past 5 years	5.61%
Past 10 years	6.04%

[1]	A From October 2, 2018